Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit | $ / shares	2.698
Maximum Aggregate Offering Price	$ 53,960,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,451.88
Offering Note

1
	a)	Covers Common Stock of Pershing Square Inc. (the “Company” or the “Registrant”) issuable under the Pershing Square Inc. 2026 Equity Incentive Plan (the “Equity Incentive Plan”).
b)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued to prevent dilution resulting from stock splits, stock distributions or similar transactions.

c)
Pursuant to Rule 457(f)(2) and 457(h)(1) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based on the 20,000,000 shares approved for issuance under the Equity Incentive Plan, on a price of $2.698 per share, which is the estimated book value of shares of Common Stock, consistent with Rule 457(f)(2), used for the Registrant’s initial public offering of Common Stock pursuant to the Registrant’s Registration Statement on Form S-1 (File No. 333- 294165).